Schedule of Investments (unaudited)
December 31, 2024
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
AeroVironment, Inc.(a)(b)	9,801	$ 1,508,276
Archer Aviation, Inc., Class A(a)	47,901	467,035
Astronics Corp.(a)	15,541	248,034
BWX Technologies, Inc.	760	84,656
Ducommun, Inc.(a)	12,103	770,477
Leonardo DRS, Inc.(a)	20,871	674,342
Moog, Inc., Class A	22,123	4,354,691
Rocket Lab U.S.A., Inc., Class A(a)	115,314	2,937,048
V2X, Inc.(a)	22,115	1,057,761
		12,102,320
Air Freight & Logistics — 0.0%
GXO Logistics, Inc.(a)	5,419	235,726
Automobile Components — 1.5%
Adient PLC(a)	10,984	189,254
Dorman Products, Inc.(a)	7,246	938,719
LCI Industries	1,599	165,321
Modine Manufacturing Co.(a)(b)	37,286	4,322,566
Patrick Industries, Inc.	11,779	978,600
Visteon Corp.(a)	26,664	2,365,630
		8,960,090
Banks — 0.7%
Amalgamated Financial Corp.	20,331	680,479
Bank7 Corp.	23,308	1,087,551
ConnectOne Bancorp, Inc.	3,080	70,563
FB Financial Corp.	2,575	132,638
First Business Financial Services, Inc.	11,960	553,628
First Internet Bancorp	13,527	486,837
Kearny Financial Corp.	25,152	178,076
Metropolitan Bank Holding Corp.(a)	5,426	316,878
Northfield Bancorp, Inc.	11,235	130,551
OceanFirst Financial Corp.	2,885	52,219
ServisFirst Bancshares, Inc.	3,300	279,642
USCB Financial Holdings, Inc., Class A	10,282	182,505
		4,151,567
Beverages — 0.0%
National Beverage Corp.	6,801	290,199
Biotechnology — 13.0%
4D Molecular Therapeutics, Inc.(a)	21,954	122,284
ACADIA Pharmaceuticals, Inc.(a)	111,402	2,044,227
ADMA Biologics, Inc.(a)	93,096	1,596,597
Agios Pharmaceuticals, Inc.(a)	2,416	79,390
Akero Therapeutics, Inc.(a)	17,494	486,683
Aldeyra Therapeutics, Inc.(a)	8,932	44,571
Alector, Inc.(a)	132,564	250,546
Alkermes PLC(a)(b)	49,400	1,420,744
Amicus Therapeutics, Inc.(a)	241,129	2,271,435
AnaptysBio, Inc.(a)	29,688	393,069
Anika Therapeutics, Inc.(a)	10,357	170,476
Apellis Pharmaceuticals, Inc.(a)	12,773	407,586
Apogee Therapeutics, Inc.(a)	14,491	656,442
Arcellx, Inc.(a)(b)	18,894	1,448,981
Arcturus Therapeutics Holdings, Inc.(a)	30,815	522,931
Arcus Biosciences, Inc.(a)	35,285	525,394
Arcutis Biotherapeutics, Inc.(a)	62,599	872,004
Ardelyx, Inc.(a)	38,331	194,338
Arrowhead Pharmaceuticals, Inc.(a)	60,731	1,141,743
Astria Therapeutics, Inc.(a)	37,508	335,322
Aurinia Pharmaceuticals, Inc.(a)	10,021	89,989
Avidity Biosciences, Inc.(a)	37,535	1,091,518
Security	Shares	Value
Biotechnology (continued)
Beam Therapeutics, Inc.(a)	3,800	$ 94,240
BioCryst Pharmaceuticals, Inc.(a)	214,434	1,612,544
Biohaven Ltd.(a)	20,661	771,688
Blueprint Medicines Corp.(a)	33,047	2,882,359
Bridgebio Pharma, Inc.(a)	39,671	1,088,572
C4 Therapeutics, Inc.(a)	40,742	146,671
CareDx, Inc.(a)	6,840	146,444
Catalyst Pharmaceuticals, Inc.(a)	101,589	2,120,162
Celldex Therapeutics, Inc.(a)	37,626	950,809
Coherus Biosciences, Inc.(a)(b)	156,142	215,476
Crinetics Pharmaceuticals, Inc.(a)	26,852	1,372,943
Cytokinetics, Inc.(a)	4,622	217,419
Day One Biopharmaceuticals, Inc.(a)	74,720	946,702
Denali Therapeutics, Inc.(a)	66,448	1,354,210
Dyne Therapeutics, Inc.(a)	34,081	802,948
Fate Therapeutics, Inc.(a)	91,478	150,939
Geron Corp.(a)	32,947	116,632
Halozyme Therapeutics, Inc.(a)	44,066	2,106,796
Ideaya Biosciences, Inc.(a)	64,110	1,647,627
Immunome, Inc.(a)	3,426	36,384
Immunovant, Inc.(a)	5,383	133,337
Inhibrx Biosciences, Inc.(a)	1	15
Insmed, Inc.(a)	66,264	4,574,867
Intellia Therapeutics, Inc.(a)	61,515	717,265
Ionis Pharmaceuticals, Inc.(a)	30,885	1,079,740
Iovance Biotherapeutics, Inc.(a)	133,517	988,026
iTeos Therapeutics, Inc.(a)	46,722	358,825
Janux Therapeutics, Inc.(a)	806	43,153
Kiniksa Pharmaceuticals International PLC(a)	50,125	991,473
Krystal Biotech, Inc.(a)	7,538	1,180,903
Kura Oncology, Inc.(a)	82,315	716,964
Kymera Therapeutics, Inc.(a)	28,828	1,159,750
Larimar Therapeutics, Inc.(a)	39,070	151,201
Madrigal Pharmaceuticals, Inc.(a)	5,894	1,818,712
MannKind Corp.(a)	112,084	720,700
MeiraGTx Holdings PLC(a)	19,218	117,038
MiMedx Group, Inc.(a)	51,558	495,988
Mirum Pharmaceuticals, Inc.(a)	15,713	649,733
Myriad Genetics, Inc.(a)	1,901	26,063
Natera, Inc.(a)	6,598	1,044,463
Novavax, Inc.(a)	12,655	101,746
Nurix Therapeutics, Inc.(a)	19,187	361,483
Nuvalent, Inc., Class A(a)	16,715	1,308,450
Organogenesis Holdings, Inc., Class A(a)	58,194	186,221
ORIC Pharmaceuticals, Inc.(a)	7,319	59,064
Poseida Therapeutics, Inc.(a)	8,645	82,992
Praxis Precision Medicines, Inc.(a)	3,253	250,351
Protagonist Therapeutics, Inc.(a)	11,643	449,420
Prothena Corp. PLC(a)	26,519	367,288
PTC Therapeutics, Inc.(a)	35,281	1,592,584
Puma Biotechnology, Inc.(a)	34,922	106,512
Recursion Pharmaceuticals, Inc., Class A(a)(b)	103,432	699,200
REGENXBIO, Inc.(a)	28,485	220,189
Relay Therapeutics, Inc.(a)	170,793	703,667
Replimune Group, Inc.(a)	6,597	79,890
REVOLUTION Medicines, Inc.(a)	33,927	1,483,967
Rhythm Pharmaceuticals, Inc.(a)(b)	22,057	1,234,751
Rigel Pharmaceuticals, Inc.(a)	26,122	439,372
Sana Biotechnology, Inc.(a)(b)	78,294	127,619
Sarepta Therapeutics, Inc.(a)	3,559	432,739
Scholar Rock Holding Corp.(a)	22,135	956,675
SpringWorks Therapeutics, Inc.(a)	25,881	935,081

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Summit Therapeutics, Inc.(a)	4,174	$ 74,485
Sutro Biopharma, Inc.(a)	21,054	38,739
Syndax Pharmaceuticals, Inc.(a)	108,307	1,431,819
Taysha Gene Therapies, Inc.(a)	7,064	12,221
TG Therapeutics, Inc.(a)	68,603	2,064,950
Travere Therapeutics, Inc.(a)	13,189	229,752
Twist Bioscience Corp.(a)	27,460	1,276,066
Ultragenyx Pharmaceutical, Inc.(a)	25,369	1,067,274
Vanda Pharmaceuticals, Inc.(a)(b)	142,968	684,817
Vaxcyte, Inc.(a)	46,576	3,812,711
Vera Therapeutics, Inc., Class A(a)	13,086	553,407
Veracyte, Inc.(a)	8,964	354,974
Vericel Corp.(a)	25,510	1,400,754
Verve Therapeutics, Inc.(a)	36,399	205,290
Viking Therapeutics, Inc.(a)(b)	16,873	678,970
Voyager Therapeutics, Inc.(a)	51,587	292,498
Xencor, Inc.(a)	22,577	518,819
		78,792,858
Broadline Retail — 0.2%
Etsy, Inc.(a)	18,174	961,223
Building Products — 1.5%
Apogee Enterprises, Inc.	4,793	342,268
AZEK Co., Inc. (The), Class A(a)	5,135	243,759
CSW Industrials, Inc.	4,459	1,573,135
Gibraltar Industries, Inc.(a)	30,820	1,815,298
Griffon Corp.	43,809	3,122,267
Zurn Elkay Water Solutions Corp.	46,392	1,730,422
		8,827,149
Capital Markets — 3.6%
Brightsphere Investment Group, Inc.	81,554	2,148,132
Cohen & Steers, Inc.	1,078	99,543
Donnelley Financial Solutions, Inc.(a)	21,258	1,333,514
Evercore, Inc., Class A	2,346	650,288
GCM Grosvenor, Inc., Class A	48,081	589,954
Hamilton Lane, Inc., Class A	11,542	1,708,793
Houlihan Lokey, Inc., Class A	18,790	3,263,071
Invesco Ltd.	71,243	1,245,328
Perella Weinberg Partners, Class A	19,480	464,403
Piper Sandler Cos.	5,818	1,745,109
PJT Partners, Inc., Class A	29,547	4,662,812
SEI Investments Co.	13,754	1,134,430
Silvercrest Asset Management Group, Inc., Class A	12,153	223,494
StepStone Group, Inc., Class A	27,840	1,611,379
Victory Capital Holdings, Inc., Class A	11,807	772,886
Virtu Financial, Inc., Class A	3,639	129,840
		21,782,976
Chemicals — 0.7%
Balchem Corp.	10,170	1,657,659
Cabot Corp.	18,901	1,725,850
Quaker Chemical Corp.	4,527	637,221
		4,020,730
Commercial Services & Supplies — 0.6%
ACV Auctions, Inc., Class A(a)	63,207	1,365,271
Cimpress PLC(a)	10,938	784,474
CoreCivic, Inc.(a)	29,993	652,048
Interface, Inc., Class A	11,855	288,669
Pursuit Attractions and Hospitality, Inc.(a)	10,022	426,035
Tetra Tech, Inc.	2,143	85,377
		3,601,874
Security	Shares	Value
Communications Equipment — 0.6%
Calix, Inc.(a)	53,269	$ 1,857,490
Extreme Networks, Inc.(a)	18,439	308,669
Lumentum Holdings, Inc.(a)	10,968	920,764
NETGEAR, Inc.(a)	21,311	593,937
		3,680,860
Construction & Engineering — 3.7%
Argan, Inc.	294	40,290
Comfort Systems U.S.A., Inc.	9,373	3,974,714
Construction Partners, Inc., Class A(a)	12,736	1,126,627
Dycom Industries, Inc.(a)	16,295	2,836,308
EMCOR Group, Inc.	175	79,432
Everus Construction Group, Inc.(a)	2,090	137,417
Fluor Corp.(a)	31,307	1,544,061
IES Holdings, Inc.(a)	6,887	1,384,012
MasTec, Inc.(a)	16,357	2,226,842
Primoris Services Corp.	68,480	5,231,872
Sterling Infrastructure, Inc.(a)	21,640	3,645,258
Tutor Perini Corp.(a)	12,985	314,237
		22,541,070
Consumer Finance — 1.7%
Enova International, Inc.(a)	19,958	1,913,573
EZCORP, Inc., Class A, NVS(a)	66,263	809,734
FirstCash Holdings, Inc.	25,769	2,669,669
LendingTree, Inc.(a)	9,184	355,880
OneMain Holdings, Inc.	12,126	632,128
PROG Holdings, Inc.	22,988	971,473
Regional Management Corp.	38,860	1,320,463
Upstart Holdings, Inc.(a)(b)	26,439	1,627,849
		10,300,769
Consumer Staples Distribution & Retail — 1.1%
Sprouts Farmers Market, Inc.(a)	53,499	6,798,118
Containers & Packaging — 0.1%
Crown Holdings, Inc.	10,098	835,004
Distributors — 0.0%
GigaCloud Technology, Inc., Class A(a)	15,020	278,170
Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc.(a)	12,992	1,440,163
Coursera, Inc.(a)	119,398	1,014,883
Frontdoor, Inc.(a)	13,072	714,646
Laureate Education, Inc., Class A(a)	84,844	1,551,797
OneSpaWorld Holdings Ltd.	21,074	419,373
Stride, Inc.(a)	17,510	1,819,814
		6,960,676
Diversified Telecommunication Services — 0.3%
Bandwidth, Inc., Class A(a)	46,206	786,426
IDT Corp., Class B	20,675	982,476
Iridium Communications, Inc.	5,548	161,003
		1,929,905
Electrical Equipment — 1.5%
Allient, Inc.	28,902	701,741
American Superconductor Corp.(a)	28,521	702,472
Atkore, Inc.	17,462	1,457,204
Bloom Energy Corp., Class A(a)	68,344	1,517,920
EnerSys	6,038	558,093
Enovix Corp.(a)	18,275	198,649
Generac Holdings, Inc.(a)	3,344	518,487
NEXTracker, Inc., Class A(a)	47,619	1,739,522
NuScale Power Corp., Class A(a)	13,674	245,175

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Powell Industries, Inc.	6,645	$ 1,472,864
Vicor Corp.(a)	3,651	176,416
		9,288,543
Electronic Equipment, Instruments & Components — 3.7%
Badger Meter, Inc.	18,516	3,927,614
Benchmark Electronics, Inc.	1,696	76,998
ePlus, Inc.(a)	2,795	206,495
Fabrinet(a)	27,698	6,090,236
Flex Ltd.(a)(b)	60,381	2,318,027
Insight Enterprises, Inc.(a)	21,068	3,204,443
Itron, Inc.(a)	3,609	391,865
Methode Electronics, Inc.	39,987	471,447
Napco Security Technologies, Inc.	2,539	90,287
OSI Systems, Inc.(a)(b)	8,891	1,488,620
PC Connection, Inc.	23,508	1,628,399
Plexus Corp.(a)	14,539	2,275,063
TTM Technologies, Inc.(a)	11,115	275,096
		22,444,590
Energy Equipment & Services — 1.6%
Archrock, Inc.	88,426	2,200,923
Cactus, Inc., Class A	3,438	200,642
ChampionX Corp.	83,970	2,283,144
Forum Energy Technologies, Inc.(a)	15,868	245,795
Liberty Energy, Inc., Class A	9,823	195,379
Oceaneering International, Inc.(a)(b)	105,598	2,753,996
Tidewater, Inc.(a)(b)	23,834	1,303,958
Transocean Ltd.(a)	102,974	386,153
Valaris Ltd.(a)	2,541	112,414
		9,682,404
Entertainment — 0.4%
Cinemark Holdings, Inc.(a)	29,627	917,844
Playstudios, Inc., Class A(a)	118,462	220,339
Roku, Inc., Class A(a)	16,987	1,262,814
		2,400,997
Financial Services — 1.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	9,990	355,344
Euronet Worldwide, Inc.(a)	11,086	1,140,084
Flywire Corp.(a)	29,198	602,063
NewtekOne, Inc.	8,022	102,441
NMI Holdings, Inc., Class A(a)	35,461	1,303,547
Pagseguro Digital Ltd., Class A(a)	33,612	210,411
Remitly Global, Inc.(a)	65,690	1,482,623
StoneCo Ltd., Class A(a)	64,091	510,805
Velocity Financial, Inc.(a)	23,815	465,822
		6,173,140
Food Products — 1.0%
Freshpet, Inc.(a)	15,842	2,346,359
John B. Sanfilippo & Son, Inc.	12,231	1,065,442
Lancaster Colony Corp.	7,065	1,223,234
Simply Good Foods Co. (The)(a)(b)	14,022	546,578
Vital Farms, Inc.(a)	17,457	657,954
		5,839,567
Ground Transportation — 0.3%
ArcBest Corp.	3,915	365,348
Covenant Logistics Group, Inc., Class A	8,240	449,162
Lyft, Inc., Class A(a)	55,863	720,633
RXO, Inc.(a)	5,288	126,066
		1,661,209
Security	Shares	Value
Health Care Equipment & Supplies — 3.2%
Accuray, Inc.(a)	196,400	$ 388,872
Alphatec Holdings, Inc.(a)	15,929	146,228
AtriCure, Inc.(a)	3,799	116,097
Axogen, Inc.(a)	15,310	252,309
Cerus Corp.(a)	295,432	454,965
Glaukos Corp.(a)	7,246	1,086,465
Haemonetics Corp.(a)	7,784	607,775
Inari Medical, Inc.(a)	9,674	493,858
Inogen, Inc.(a)	7	64
iRadimed Corp.	60,682	3,337,510
iRhythm Technologies, Inc.(a)	13,127	1,183,662
Lantheus Holdings, Inc.(a)	12,963	1,159,670
LeMaitre Vascular, Inc.(b)	37,691	3,472,849
Novocure Ltd.(a)	66,020	1,967,396
PROCEPT BioRobotics Corp.(a)	5,326	428,850
Pulmonx Corp.(a)	15,104	102,556
RxSight, Inc.(a)	21,750	747,765
SI-BONE, Inc.(a)	20,086	281,606
STAAR Surgical Co.(a)	28,694	696,977
Surmodics, Inc.(a)	2,549	100,940
Tandem Diabetes Care, Inc.(a)	39,419	1,419,872
TransMedics Group, Inc.(a)(b)	2,938	183,184
UFP Technologies, Inc.(a)	1,921	469,704
		19,099,174
Health Care Providers & Services — 4.4%
23andMe Holding Co., Class A(a)	7	22
Acadia Healthcare Co., Inc.(a)	3,411	135,246
Addus HomeCare Corp.(a)	18,332	2,297,916
agilon health, Inc.(a)	89,834	170,685
Alignment Healthcare, Inc.(a)	52,010	585,113
Brookdale Senior Living, Inc.(a)	32,573	163,842
Castle Biosciences, Inc.(a)	6,805	181,353
Concentra Group Holdings Parent, Inc.	4,621	91,403
CorVel Corp.(a)	25,521	2,839,466
Encompass Health Corp.	3,460	319,531
Ensign Group, Inc. (The)	17,987	2,389,753
Guardant Health, Inc.(a)	62,215	1,900,668
HealthEquity, Inc.(a)	28,559	2,740,236
Hims & Hers Health, Inc., Class A(a)	77,701	1,878,810
LifeStance Health Group, Inc.(a)(b)	65,065	479,529
Pennant Group, Inc. (The)(a)	11,486	304,609
Privia Health Group, Inc.(a)	120,118	2,348,307
Progyny, Inc.(a)	72,650	1,253,213
RadNet, Inc.(a)	32,195	2,248,499
Select Medical Holdings Corp.	161,011	3,035,057
Surgery Partners, Inc.(a)	24,617	521,142
Universal Health Services, Inc., Class B	910	163,272
Viemed Healthcare, Inc.(a)	64,775	519,496
		26,567,168
Health Care Technology — 0.7%
Doximity, Inc., Class A(a)	8,871	473,623
Evolent Health, Inc., Class A(a)	38,519	433,339
Health Catalyst, Inc.(a)	59,772	422,588
HealthStream, Inc.	18,138	576,788
Phreesia, Inc.(a)	57,179	1,438,624
Schrodinger, Inc.(a)	19,360	373,454
Teladoc Health, Inc.(a)	35,854	325,913
		4,044,329

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs — 0.2%
Chatham Lodging Trust	27,208	$ 243,512
Ryman Hospitality Properties, Inc.	11,991	1,251,141
		1,494,653
Hotels, Restaurants & Leisure — 2.2%
Brinker International, Inc.(a)	25,438	3,365,193
Everi Holdings, Inc.(a)	18,708	252,745
Life Time Group Holdings, Inc.(a)	9,768	216,068
Lindblad Expeditions Holdings, Inc.(a)	42,868	508,414
Rush Street Interactive, Inc., Class A(a)	84,368	1,157,529
Shake Shack, Inc., Class A(a)	16,225	2,106,005
Super Group SGHC Ltd.	83,527	520,373
Sweetgreen, Inc., Class A(a)	30,962	992,642
Texas Roadhouse, Inc.	12,651	2,282,620
Wingstop, Inc.	6,243	1,774,261
		13,175,850
Household Durables — 1.7%
Century Communities, Inc.	24,145	1,771,277
Champion Homes, Inc.(a)	7,000	616,700
Installed Building Products, Inc.	5,298	928,474
LGI Homes, Inc.(a)	5,044	450,934
M/I Homes, Inc.(a)	21,639	2,876,905
Taylor Morrison Home Corp., Class A(a)	13,885	849,901
Toll Brothers, Inc.	12,250	1,542,887
Tri Pointe Homes, Inc.(a)	35,937	1,303,076
		10,340,154
Household Products — 0.2%
Energizer Holdings, Inc.	3,165	110,427
WD-40 Co.	4,270	1,036,243
		1,146,670
Industrial REITs — 0.3%
First Industrial Realty Trust, Inc.	38,732	1,941,635
Insurance — 1.3%
AMERISAFE, Inc.	19,757	1,018,276
Globe Life, Inc.	9,366	1,044,496
Investors Title Co.	1	237
Lemonade, Inc.(a)	8,183	300,152
Oscar Health, Inc., Class A(a)	64,023	860,469
Palomar Holdings, Inc.(a)	18,330	1,935,465
Root, Inc., Class A(a)	1,166	84,640
Selective Insurance Group, Inc.	10,798	1,009,829
Tiptree, Inc.	58,955	1,229,801
Trupanion, Inc.(a)	5,479	264,088
		7,747,453
Interactive Media & Services — 1.5%
DHI Group, Inc.(a)	24,259	42,938
EverQuote, Inc., Class A(a)	71,820	1,435,682
Grindr, Inc.(a)	20,669	368,735
MediaAlpha, Inc., Class A(a)	43,704	493,418
Nextdoor Holdings, Inc., Class A(a)	152,294	360,937
Outbrain, Inc.(a)	35,867	257,525
QuinStreet, Inc.(a)	75,173	1,734,241
Shutterstock, Inc.	20,996	637,229
Yelp, Inc.(a)	56,197	2,174,824
ZipRecruiter, Inc., Class A(a)	226,151	1,637,333
		9,142,862
IT Services — 0.5%
ASGN, Inc.(a)	2,851	237,602
Backblaze, Inc., Class A(a)	27,078	163,010
Brightcove, Inc.(a)	103,657	450,908
Security	Shares	Value
IT Services (continued)
Couchbase, Inc.(a)	14,649	$ 228,378
DigitalOcean Holdings, Inc.(a)	4,644	158,221
Fastly, Inc., Class A(a)	17,611	166,248
Grid Dynamics Holdings, Inc., Class A(a)	26,503	589,427
Hackett Group, Inc. (The)	24,929	765,819
Information Services Group, Inc.	44,889	149,929
		2,909,542
Leisure Products — 0.3%
Acushnet Holdings Corp.	738	52,457
Peloton Interactive, Inc., Class A(a)	65,903	573,356
YETI Holdings, Inc.(a)	26,962	1,038,307
		1,664,120
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc., Class A(a)	24,041	345,229
Adaptive Biotechnologies Corp.(a)	10,346	62,024
Codexis, Inc.(a)	79,562	379,511
CryoPort, Inc.(a)	6,447	50,158
Cytek Biosciences, Inc.(a)	33,922	220,154
Medpace Holdings, Inc.(a)	1,645	546,518
Personalis, Inc.(a)	42,307	244,534
Seer, Inc., Class A(a)	127,427	294,356
		2,142,484
Machinery — 4.6%
Alamo Group, Inc.	2,169	403,239
Atmus Filtration Technologies, Inc.	48,380	1,895,528
Blue Bird Corp.(a)(b)	23,293	899,809
Chart Industries, Inc.(a)	14,129	2,696,378
Energy Recovery, Inc.(a)	17,944	263,777
Federal Signal Corp.	33,572	3,101,717
Flowserve Corp.	42,731	2,457,887
Franklin Electric Co., Inc.	8,547	832,905
Graham Corp.(a)	260	11,562
Kadant, Inc.	2,426	836,946
Luxfer Holdings PLC	4,651	60,882
Miller Industries, Inc.	2,098	137,125
Mueller Industries, Inc.	41,508	3,294,075
Mueller Water Products, Inc., Class A	111,706	2,513,385
Oshkosh Corp.	9,042	859,623
SPX Technologies, Inc.(a)	15,118	2,199,971
Tennant Co.	3,658	298,237
Trinity Industries, Inc.	15,234	534,713
Watts Water Technologies, Inc., Class A	21,176	4,305,081
		27,602,840
Marine Transportation — 0.0%
Matson, Inc.	1,366	184,191
Media — 0.4%
Magnite, Inc.(a)	48,037	764,749
New York Times Co. (The), Class A	1,809	94,159
PubMatic, Inc., Class A(a)	18,153	266,668
TechTarget, Inc.(a)	5,804	115,035
Thryv Holdings, Inc.(a)	72,578	1,074,154
		2,314,765
Metals & Mining — 1.9%
Alpha Metallurgical Resources, Inc.(a)	6,335	1,267,760
Carpenter Technology Corp.	24,901	4,225,949
Century Aluminum Co.(a)	45,470	828,463
Cleveland-Cliffs, Inc.(a)	41,116	386,490
Compass Minerals International, Inc.	23,198	260,977
Hecla Mining Co.	86,927	426,812
Kaiser Aluminum Corp.	15,892	1,116,731

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Materion Corp.	15,624	$ 1,544,901
Olympic Steel, Inc.	16,347	536,345
Piedmont Lithium, Inc.(a)(b)	11,886	103,884
Radius Recycling, Inc., Class A	24,373	370,957
Ramaco Resources, Inc., Class A	776	7,962
Tredegar Corp.(a)	19,453	149,399
		11,226,630
Oil, Gas & Consumable Fuels — 0.8%
Ardmore Shipping Corp.	8	97
Clean Energy Fuels Corp.(a)	16,504	41,425
Delek U.S. Holdings, Inc.	15,189	280,996
DHT Holdings, Inc.	4	37
Matador Resources Co.	45,287	2,547,847
Ovintiv, Inc.	15,571	630,625
Plains GP Holdings LP, Class A	42,291	777,309
REX American Resources Corp.(a)	11,397	475,141
Uranium Energy Corp.(a)	44,414	297,130
		5,050,607
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	6,659	689,539
Passenger Airlines — 0.4%
Joby Aviation, Inc., Class A(a)	12,721	103,422
SkyWest, Inc.(a)	17,552	1,757,482
Sun Country Airlines Holdings, Inc.(a)	28,187	410,966
		2,271,870
Personal Care Products — 0.2%
BellRing Brands, Inc.(a)	19,973	1,504,766
Pharmaceuticals — 2.6%
Amneal Pharmaceuticals, Inc., Class A(a)	31,021	245,686
Amphastar Pharmaceuticals, Inc.(a)	15,101	560,700
Arvinas, Inc.(a)	43,593	835,678
Atea Pharmaceuticals, Inc.(a)	137,951	462,136
Axsome Therapeutics, Inc.(a)	14,321	1,211,700
Collegium Pharmaceutical, Inc.(a)(b)	4,064	116,434
Corcept Therapeutics, Inc.(a)(b)	78,927	3,977,132
Edgewise Therapeutics, Inc.(a)	31,779	848,499
Elanco Animal Health, Inc.(a)	33,104	400,889
Enliven Therapeutics, Inc.(a)	7,801	175,522
Evolus, Inc.(a)	34,821	384,424
Fulcrum Therapeutics, Inc.(a)	54,779	257,461
Harmony Biosciences Holdings, Inc.(a)	38,529	1,325,783
Harrow, Inc.(a)	10,627	356,536
Intra-Cellular Therapies, Inc.(a)	150	12,528
Jazz Pharmaceuticals PLC(a)	1,274	156,893
Nuvation Bio, Inc., Class A(a)	77,629	206,493
Ocular Therapeutix, Inc.(a)	35,788	305,630
Phibro Animal Health Corp., Class A	60,294	1,266,174
Prestige Consumer Healthcare, Inc.(a)	1,276	99,643
Revance Therapeutics, Inc.(a)	45,204	137,420
Scilex Holding Co. (Acquired 05/03/22, cost $349,038)(a)(b)(c)	29,374	12,417
Septerna, Inc.(a)	7,663	175,483
SIGA Technologies, Inc.	25,726	154,613
Supernus Pharmaceuticals, Inc.(a)	19,260	696,442
Tarsus Pharmaceuticals, Inc.(a)	6,114	338,532
Terns Pharmaceuticals, Inc.(a)	26,361	146,040
Trevi Therapeutics, Inc.(a)	61,307	252,585
WaVe Life Sciences Ltd.(a)	23,486	290,522
Xeris Biopharma Holdings, Inc.(a)	59,644	202,193
		15,612,188
Security	Shares	Value
Professional Services — 4.0%
Barrett Business Services, Inc.	452	$ 19,635
CACI International, Inc., Class A(a)	583	235,567
CBIZ, Inc.(a)	17,324	1,417,623
CRA International, Inc.	6,747	1,263,038
ExlService Holdings, Inc.(a)	191,888	8,515,989
Exponent, Inc.	14,221	1,267,091
Franklin Covey Co.(a)	10,206	383,542
Genpact Ltd.	4,618	198,343
IBEX Holdings Ltd.(a)	15,560	334,384
ICF International, Inc.	10,024	1,194,961
Insperity, Inc.	25,131	1,947,904
Kforce, Inc.	3,598	204,007
ManpowerGroup, Inc.	54,271	3,132,522
Paylocity Holding Corp.(a)	7,446	1,485,254
Robert Half, Inc.	3,109	219,060
TriNet Group, Inc.	16,426	1,490,988
Verra Mobility Corp., Class A(a)	35,049	847,485
Willdan Group, Inc.(a)	1,635	62,277
		24,219,670
Real Estate Management & Development — 0.1%
Real Brokerage, Inc. (The)(a)	37,499	172,495
RMR Group, Inc. (The), Class A	6	124
St. Joe Co. (The)	13,678	614,553
		787,172
Retail REITs — 0.3%
Kite Realty Group Trust	48,895	1,234,110
Saul Centers, Inc.	5,421	210,335
Tanger, Inc.	7,043	240,377
		1,684,822
Semiconductors & Semiconductor Equipment — 4.3%
ACM Research, Inc., Class A(a)	29,871	451,052
Ambarella, Inc.(a)	27,839	2,025,009
Axcelis Technologies, Inc.(a)	23,453	1,638,661
Credo Technology Group Holding Ltd.(a)	66,995	4,502,734
Diodes, Inc.(a)(b)	9,847	607,265
FormFactor, Inc.(a)	23,963	1,054,372
Ichor Holdings Ltd.(a)	5,204	167,673
Impinj, Inc.(a)	12,813	1,861,216
MaxLinear, Inc.(a)(b)	45,833	906,577
Onto Innovation, Inc.(a)	7,802	1,300,359
Power Integrations, Inc.	32,760	2,021,292
Rambus, Inc.(a)	52,737	2,787,678
Semtech Corp.(a)(b)	31,571	1,952,666
Silicon Laboratories, Inc.(a)	6,824	847,677
SiTime Corp.(a)	10,363	2,223,175
Synaptics, Inc.(a)	12,903	984,757
Ultra Clean Holdings, Inc.(a)	19,339	695,237
		26,027,400
Software — 11.8%
8x8, Inc.(a)	101,821	271,862
A10 Networks, Inc.	11,609	213,606
ACI Worldwide, Inc.(a)	88,948	4,617,291
Agilysys, Inc.(a)	3,061	403,164
Alarm.com Holdings, Inc.(a)	43,213	2,627,350
Alkami Technology, Inc.(a)	8,521	312,550
Altair Engineering, Inc., Class A(a)	10,680	1,165,295
Amplitude, Inc., Class A(a)	41,695	439,882
Arteris, Inc.(a)	12,012	122,402
Asana, Inc., Class A(a)	44,048	892,853
Aurora Innovation, Inc., Class A(a)	85,708	539,960
Bit Digital, Inc.(a)	16,407	48,073

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
BlackLine, Inc.(a)	32,628	$ 1,982,477
Blend Labs, Inc., Class A(a)	47,859	201,486
Box, Inc., Class A(a)	102,162	3,228,319
Braze, Inc., Class A(a)	45,060	1,887,113
C3.ai, Inc., Class A(a)	39,232	1,350,758
Cleanspark, Inc.(a)(b)	79,147	728,944
Clear Secure, Inc., Class A	16,159	430,476
Clearwater Analytics Holdings, Inc., Class A(a)	43,402	1,194,423
CommVault Systems, Inc.(a)	18,236	2,751,995
Confluent, Inc., Class A(a)	46,834	1,309,479
Core Scientific, Inc.(a)	18,828	264,533
Elastic NV(a)	10,388	1,029,243
Expensify, Inc., Class A(a)	31,931	106,969
Five9, Inc.(a)	14,945	607,365
Freshworks, Inc., Class A(a)	134,178	2,169,658
Gitlab, Inc., Class A(a)	14,350	808,622
Intapp, Inc.(a)	18,281	1,171,629
LiveRamp Holdings, Inc.(a)	72,335	2,196,814
MARA Holdings, Inc.(a)(b)	57,548	965,080
Matterport, Inc., Class A(a)	83,189	394,316
Olo, Inc., Class A(a)	230,675	1,771,584
OneSpan, Inc.(a)	9,506	176,241
Ooma, Inc.(a)	164,446	2,312,111
PagerDuty, Inc.(a)	16,905	308,685
Pegasystems, Inc.	3,386	315,575
PROS Holdings, Inc.(a)	46,761	1,026,872
Q2 Holdings, Inc.(a)	23,685	2,383,895
Qualys, Inc.(a)	27,144	3,806,132
Rapid7, Inc.(a)	29,155	1,172,906
Red Violet, Inc.(a)	30,728	1,112,354
RingCentral, Inc., Class A(a)	20,061	702,336
SEMrush Holdings, Inc., Class A(a)	28,603	339,804
SentinelOne, Inc., Class A(a)	2,984	66,245
ServiceTitan, Inc., Class A(a)	1,614	166,032
Smartsheet, Inc., Class A(a)	17,029	954,135
SoundHound AI, Inc., Class A(a)(b)	95,640	1,897,498
SoundThinking, Inc.(a)	45,419	593,172
Sprout Social, Inc., Class A(a)	5,533	169,918
SPS Commerce, Inc.(a)	3,452	635,133
Tenable Holdings, Inc.(a)	47,926	1,887,326
Terawulf, Inc.(a)	37,862	214,299
Unity Software, Inc.(a)	41,799	939,224
Varonis Systems, Inc.(a)	56,586	2,514,116
Verint Systems, Inc.(a)	10,304	282,845
Weave Communications, Inc.(a)	23,927	380,918
Workiva, Inc., Class A(a)	54,723	5,992,168
Yext, Inc.(a)	67,556	429,656
Zeta Global Holdings Corp., Class A(a)	110,396	1,986,024
Zuora, Inc., Class A(a)	40,257	399,349
		71,370,540
Specialized REITs — 0.1%
Lamar Advertising Co., Class A	3,643	443,499
Specialty Retail — 3.3%
Abercrombie & Fitch Co., Class A(a)	31,710	4,739,694
American Eagle Outfitters, Inc.	52,623	877,225
Bath & Body Works, Inc.	17,586	681,809
Boot Barn Holdings, Inc.(a)	13,594	2,063,841
Camping World Holdings, Inc., Class A	3,379	71,229
CarParts.com, Inc.(a)	173,728	187,626
Carvana Co., Class A(a)	2,061	419,125
Chewy, Inc., Class A(a)	19,085	639,157
Duluth Holdings, Inc., Class B(a)	35,126	108,539
Security	Shares	Value
Specialty Retail (continued)
Gap, Inc. (The)	29,629	$ 700,133
Genesco, Inc.(a)	11,210	479,228
Haverty Furniture Cos., Inc.	3,925	87,371
Lands’ End, Inc.(a)	10,820	142,175
Petco Health & Wellness Co., Inc.(a)	21,035	80,143
RealReal, Inc. (The)(a)	45,506	497,381
Revolve Group, Inc., Class A(a)(b)	56,075	1,877,952
Stitch Fix, Inc., Class A(a)	36,824	158,711
Upbound Group, Inc.	60,960	1,778,203
Urban Outfitters, Inc.(a)	5,538	303,925
Warby Parker, Inc., Class A(a)	81,574	1,974,907
Wayfair, Inc., Class A(a)	20,131	892,206
Winmark Corp.	693	272,398
Zumiez, Inc.(a)	39,712	761,279
		19,794,257
Technology Hardware, Storage & Peripherals — 0.5%
IonQ, Inc.(a)	67,900	2,836,183
Textiles, Apparel & Luxury Goods — 0.8%
Kontoor Brands, Inc.	13,095	1,118,444
Ralph Lauren Corp., Class A	3,467	800,808
Skechers U.S.A., Inc., Class A(a)	5,417	364,239
Steven Madden Ltd.	54,514	2,317,935
Wolverine World Wide, Inc.	10,524	233,633
		4,835,059
Tobacco — 0.0%
Turning Point Brands, Inc.	2,317	139,252
Trading Companies & Distributors — 3.8%
Applied Industrial Technologies, Inc.	18,121	4,339,436
Beacon Roofing Supply, Inc.(a)	10,936	1,110,879
BlueLinx Holdings, Inc.(a)	7,368	752,715
Boise Cascade Co.	28,924	3,437,907
DNOW, Inc.(a)	49,408	642,798
FTAI Aviation Ltd.	51,080	7,357,563
Global Industrial Co.	15,599	386,699
Herc Holdings, Inc.	13,552	2,565,800
McGrath RentCorp	10,702	1,196,698
MRC Global, Inc.(a)	20,861	266,603
Rush Enterprises, Inc., Class A	1,468	80,432
SiteOne Landscape Supply, Inc.(a)	1,179	155,357
Xometry, Inc., Class A(a)	11,843	505,222
		22,798,109
Total Common Stocks — 98.7% (Cost: $507,198,345)		597,351,187
Preferred Securities
Preferred Stocks — 0.3%
Software — 0.3%
Illumio, Inc., Series C (Acquired 03/10/15, cost $1,000,317)(a)(c)(d)	311,155	1,782,918
Technology Hardware, Storage & Peripherals — 0.0%
AliphCom
Series 6, 0.00%, (Acquired 12/16/15, cost $0)(a)(c)(d)	8,264	—
Series 8, 0.00%(a)(d)	192,156	2
		2
Total Preferred Securities — 0.3% (Cost: $2,175,301)		1,782,920

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Biotechnology — 0.0%
Albireo Pharma Inc., CVR(a)(d)	7,975	$ 27,593
Chinook Therapeutics, Inc., CVR(a)(d)	7,289	6,123
Contra Aduro Biotech I, CVR, CVR(d)	18,964	8,913
Flexion Therapeutics, Inc., CVR(a)(d)	33,053	16,196
Inhibrx, Inc., CVR(a)(d)	196	220
Prevail Therapeutics, Inc., CVR(a)(d)	10,004	5,002
		64,047
Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)	36,363	13,454
Total Rights — 0.0% (Cost: $ —)		77,501
Total Long-Term Investments — 99.0% (Cost: $509,373,646)		599,211,608
Short-Term Securities
Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(e)(f)(g)	31,059,295	31,074,824
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.36%(e)(f)	6,105,559	6,105,559
Total Short-Term Securities — 6.1% (Cost: $37,176,963)		37,180,383
Total Investments — 105.1% (Cost: $546,550,609)		636,391,991
Liabilities in Excess of Other Assets — (5.1)%		(31,128,347)
Net Assets — 100.0%		$ 605,263,644
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,795,335, representing 0.3% of its net assets as of period end, and an original cost of $1,349,355.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Advantage Small Cap Growth Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 33,974,569	$ —	$ (2,886,798)(a)	$ 1,042	$ (13,989)	$ 31,074,824	31,059,295	$ 27,251(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,979,615	125,944(a)	—	—	—	6,105,559	6,105,559	74,698	—
				$ 1,042	$ (13,989)	$ 37,180,383		$ 101,949	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	56	03/21/25	$ 6,299	$ (156,505)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Advantage Small Cap Growth Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 12,102,320	$ —	$ —	$ 12,102,320
Air Freight & Logistics	235,726	—	—	235,726
Automobile Components	8,960,090	—	—	8,960,090
Banks	4,151,567	—	—	4,151,567
Beverages	290,199	—	—	290,199
Biotechnology	78,792,858	—	—	78,792,858
Broadline Retail	961,223	—	—	961,223
Building Products	8,827,149	—	—	8,827,149
Capital Markets	21,782,976	—	—	21,782,976
Chemicals	4,020,730	—	—	4,020,730
Commercial Services & Supplies	3,601,874	—	—	3,601,874
Communications Equipment	3,680,860	—	—	3,680,860
Construction & Engineering	22,541,070	—	—	22,541,070
Consumer Finance	10,300,769	—	—	10,300,769
Consumer Staples Distribution & Retail	6,798,118	—	—	6,798,118
Containers & Packaging	835,004	—	—	835,004
Distributors	278,170	—	—	278,170
Diversified Consumer Services	6,960,676	—	—	6,960,676
Diversified Telecommunication Services	1,929,905	—	—	1,929,905
Electrical Equipment	9,288,543	—	—	9,288,543
Electronic Equipment, Instruments & Components	22,444,590	—	—	22,444,590
Energy Equipment & Services	9,682,404	—	—	9,682,404
Entertainment	2,400,997	—	—	2,400,997
Financial Services	6,173,140	—	—	6,173,140
Food Products	5,839,567	—	—	5,839,567
Ground Transportation	1,661,209	—	—	1,661,209
Health Care Equipment & Supplies	19,099,174	—	—	19,099,174
Health Care Providers & Services	26,567,168	—	—	26,567,168
Health Care Technology	4,044,329	—	—	4,044,329
Hotel & Resort REITs	1,494,653	—	—	1,494,653
Hotels, Restaurants & Leisure	13,175,850	—	—	13,175,850
Household Durables	10,340,154	—	—	10,340,154
Household Products	1,146,670	—	—	1,146,670
Industrial REITs	1,941,635	—	—	1,941,635
Insurance	7,747,453	—	—	7,747,453
Interactive Media & Services	9,142,862	—	—	9,142,862
IT Services	2,909,542	—	—	2,909,542
Leisure Products	1,664,120	—	—	1,664,120
Life Sciences Tools & Services	2,142,484	—	—	2,142,484
Machinery	27,602,840	—	—	27,602,840
Marine Transportation	184,191	—	—	184,191
Media	2,314,765	—	—	2,314,765
Metals & Mining	11,226,630	—	—	11,226,630
Oil, Gas & Consumable Fuels	5,050,607	—	—	5,050,607
Paper & Forest Products	689,539	—	—	689,539
Passenger Airlines	2,271,870	—	—	2,271,870
Personal Care Products	1,504,766	—	—	1,504,766
Pharmaceuticals	15,599,771	12,417	—	15,612,188
Professional Services	24,219,670	—	—	24,219,670
Real Estate Management & Development	787,172	—	—	787,172
Retail REITs	1,684,822	—	—	1,684,822
Semiconductors & Semiconductor Equipment	26,027,400	—	—	26,027,400
Software	71,370,540	—	—	71,370,540
Specialized REITs	443,499	—	—	443,499
Specialty Retail	19,794,257	—	—	19,794,257
Technology Hardware, Storage & Peripherals	2,836,183	—	—	2,836,183

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Advantage Small Cap Growth Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$ 4,835,059	$ —	$ —	$ 4,835,059
Tobacco	139,252	—	—	139,252
Trading Companies & Distributors	22,798,109	—	—	22,798,109
Preferred Securities	—	—	1,782,920	1,782,920
Rights	13,454	—	64,047	77,501
Short-Term Securities
Money Market Funds	37,180,383	—	—	37,180,383
	$ 634,532,607	$ 12,417	$ 1,846,967	$ 636,391,991
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (156,505)	$ —	$ —	$ (156,505)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
LP	Limited Partnership
NVS	Non-Voting Shares